Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
RPAR Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	RPAR Risk Parity ETF
Class Name	RPAR Risk Parity ETF
Trading Symbol	RPAR
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the RPAR Risk Parity ETF (the "Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.rparetf.com. You can also request this information by contacting us at (833) 540-0039 or by sending an email request to info@rparetf.com.
Additional Information Phone Number	(833) 540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	www.rparetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RPAR Risk Parity ETF	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 602,245,000
Holdings Count | Holdings	99
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Fund Size (Thousands)	$602,245
Number of Holdings	99
Portfolio Turnover	5%

Holdings [Text Block]

Sector/Security Type Breakdown
(% of total portfolio)

Percentages are based on total investments, including derivative contracts. Cash & Cash Equivalents represents cash, investments purchased with proceeds from securities lending, short-term investments and liabilities in excess of other assets. Futures contracts represents the notional amount of the futures contracts.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2024)

Top 10 Issuers	(% of net assets)
United States Treasury Inflation Indexed Bonds	35.3
Vanguard Total Stock Market ETF	12.7
SPDR Gold MiniShares Trust	9.9
Vanguard FTSE Emerging Markets ETF	7.6
Vanguard FTSE Developed Markets ETF	4.9
Exxon Mobil Corp.	1.2
Deere & Co.	1.0
BHP Group Ltd.	0.9
Rio Tinto PLC	0.7
Chevron Corp.	0.6

Material Fund Change [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

UPAR Ultra Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	UPAR Ultra Risk Parity ETF
Class Name	UPAR Ultra Risk Parity ETF
Trading Symbol	UPAR
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the UPAR Ultra Risk Parity ETF (the "Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.rparetf.com. You can also request this information by contacting us at (833) 540-0039 or by sending an email request to info@rparetf.com.
Additional Information Phone Number	(833) 540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	www.rparetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPAR Ultra Risk Parity ETF	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 81,607,000
Holdings Count | Holdings	105
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Fund Size (Thousands)	$81,607
Number of Holdings	105
Portfolio Turnover	5%

Holdings [Text Block]

Sector/Security Type Breakdown
(% of total portfolio)

Percentages are based on total investments, including derivative contracts. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Futures contracts represents the notional amount of the futures contracts.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2024)

Top 10 Issuers	(% of net assets)
United States Treasury Inflation Indexed Bonds	49.3
SPDR Gold MiniShares Trust	13.8
Vanguard FTSE Emerging Markets ETF	5.1
Vanguard Extended Market ETF	3.5
Vanguard FTSE Developed Markets ETF	2.5
Exxon Mobil Corp.	1.6
Deere & Co.	1.6
BHP Group Ltd.	1.2
Rio Tinto PLC	1.0
Chevron Corp.	1.0

Material Fund Change [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.